Nature of Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
1.	Nature of Business
Grindr Inc. (“Grindr” or the “Company”) is headquartered in Los Angeles, California and manages and operates the Grindr app, a global LGBTQ social network platform serving and addressing the needs of the entire LGBTQ queer community. The Grindr app is available through Apple’s App Store for iPhones and Google Play for Android. The Company offers both a free, ad-supported service and a premium subscription version. The Company also manages a dating service app called Blendr, for a broader market.
Grindr was originally incorporated in the Cayman Islands on July 27, 2020 under the name Tiga Acquisition Corp. (“Tiga”), a special-purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or engaging in any other similar business combination with one or more businesses or entities. On May 9, 2022, Grindr Group LLC and its subsidiaries (“Legacy Grindr”) entered into an Agreement and Plan of Merger (as amended on October 5, 2022, the “Merger Agreement”) with Tiga, in which Legacy Grindr would become a wholly owned subsidiary of Tiga (the “Business Combination”). On November 17, 2022, Tiga was redomiciled to the United States (the “Domestication”). Upon the closing of the Business Combination on November 18, 2022 (the “Closing”), Tiga was renamed to “Grindr Inc.”
Prior to the Business Combination, Legacy Grindr was a wholly owned subsidiary of San Vicente Group Holdings LLC (“Group Holdings”), which was the joint subsidiary of San Vicente Group TopCo LLC (“SVG”), a wholly owned subsidiary of San Vicente Acquisition LLC (“SVA”), and San Vicente Equity Joint Venture LLC (“SVE”), a related party and subsidiary of SVA. SVA was a wholly owned subsidiary of San Vicente Parent LLC (“SV Parent”), which was a wholly owned subsidiary of San Vicente Offshore Holdings (Cayman) Limited (“SV Cayman”), which was a wholly owned subsidiary of San Vicente Investments II, Inc. (“SV Investments II”), a wholly owned subsidiary of San Vicente Investments, Inc. (“SV Investments”).
Immediately prior to the Business Combination, SVE was liquidated and Group Holdings, SVG, SVA, SV Parent, SV Cayman, and SV Investments II merged down with and into Legacy Grindr. The accounting treatment for each of these transactions is reflected as a contribution of assets and liabilities between entities under common control, which does not result in a change in reporting entity requiring retrospective restatement of the historical financial statements. See Note 3 – Reverse Recapitalization for more information.
Throughout the notes to the consolidated financial statements, unless otherwise noted, the “Company” refers to Legacy Grindr and its subsidiaries prior to the consummation of the Business Combination, and Grindr and its subsidiaries after the consummation of the Business Combination.